Earnings Per Share (Details Textual) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earning Per Share (Textual) [Abstract]
Stock option to purchase, outstanding but not included in the calculation of diluted earnings per share	2.5	2.3	4.2
Special dividend to CNH minority shareholders		$ 0	$ 0